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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number 811-21719

INVESTMENT MANAGERS SERIES TRUST

(Exact name of registrant as specified in charter)

235 W. Galena Street, Milwaukee, WI	53212
(Address of principal executive offices)	(Zip code)

Constance Dye Shannon

235 W. Galena Street, Milwaukee, WI 53212

(Name and address of agent for service)

Registrant's telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: July 1, 2019 – August 26, 2019 (liquidation date)

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD.

Vote Summary Report

Reporting Period: 07/01/2019 to 08/26/2019 (liquidation date)

Institution Account(s): ADVISORY RESEARCH MLP & EQUITY FUND

Issuer Name	Ticker	Meeting Date	Country	Primary Security ID	Meeting Type	Record Date	Shares Voted	Total Ballots	Proposal Number	Proposal Text	Proponent	Votable Proposal	Mgmt Rec	Vote Instruction	Vote Against Mgmt
Andeavor Logtistics LP	ANDX	7/29/2019	USA	03350F106	Consent	6/29/2019	8,199	1	1	Approve Merger Agreement	Mgmt	Yes	For	For	No
Andeavor Logtistics LP	ANDX	7/29/2019	USA	03350F106	Consent	6/29/2019	8,199	1	2	14A Executive Compensation	Mgmt	Yes	For	For	No

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Investment Managers Series Trust

By (Signature and Title)*		/s/ Maureen Quill
Maureen Quill, President
Date	September 10, 2019

*	Print the name and title of each signing officer under his or her signature.